ProFund VP Pharmaceuticals Average Annual Total Returns			12 Months Ended	60 Months Ended	120 Months Ended
		Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
S&P Pharmaceuticals Select Industry Index[Member]
Prospectus [Line Items]
Average Annual Return, Percent	[1]		31.56%	2.64%	1.86%
S&P Total Market Index[Member]
Prospectus [Line Items]
Average Annual Return, Percent	[2]		17.05%	13.07%	14.22%
None
Prospectus [Line Items]
Average Annual Return, Percent			29.34%	5.70%	5.37%
Performance Inception Date		May 01, 2002

[1]	Reflects no deduction for fees, expenses or taxes. Adjusted to reflect the reinvestment of dividends paid by issuers in the Index.
[2]	Reflects no deduction for fees, expenses or taxes. Adjusted to reflect the reinvestment of dividends paid by issuers in the Index.